Retirement Arrangement (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of benefit obligation:
Obligation at January 1	$ 4,066,000	$ 3,287,000
Service cost	489,000	413,000
Interest cost	112,000	115,000
Actuarial (gain) loss	2,303,000	251,000
Benefit payments	0	0
Curtailments	0	0
Settlements	(1,347,000)	0
Obligation at December 31	5,623,000	4,066,000	3,287,000
Funded status:
Funded status at December 31	5,623,000	4,066,000
Unrecognized (gain)/loss	0	0
Prepaid/(accrued) benefit cost	(5,623,000)	(4,066,000)
Components of net periodic benefit costs
Service cost	489,000	413,000
Interest cost	112,000	115,000
Curtailment income	0	0
Net actuarial (gain) loss	(50,000)	(52,000)
Net periodic benefit cost	651,000	580,000
Accumulated benefit in excess of plan assets
Projected benefit obligation	5,623,000	4,066,000
Accumulated benefit obligation	3,307,000	2,938,000
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP
Discount rate benefit obligations	2.75%	3.50%
Rate of compensation increase benefit obligations	4.50%	4.50%
Discount rate net periodic benefit cost	3.50%	3.50%
Rate of compensation increase net periodic benefit cost	4.50%	4.50%
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	1,558,000	1,341,000	1,201,000
Expected benefit payments under SERP after succeeding five fiscal years	2,375,000
Expected Benefit Payments Under SERP Thereafter	3,560,000
Accrued liability for SERP	$ 5,623,000	$ 4,066,000	$ 3,287,000